Risks and uncertainties	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Risks and uncertainties

Note 3. Risks and uncertainties

Economic and political risk

The Company’s operating subsidiaries conduct business in Hong Kong, a Special Administrative Region of the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of trade receivables. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for a provision for expected credit losses. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on trade receivables.

Details of the customers which accounted for 10% or more of the revenue are as follows:

	For the years ended June 30,
	2025	% revenue	2024	% revenue	2023	% revenue
Customer A	$1,765,297	27.9%	$1,694,083	29.1%	$806,316	22.8%
Customer B	846,411	13.4%	866,590	14.9%	437,083	12.4%
Customer C	749,711	11.8%	—	—%	—	—%
Customer D	269,610	4.3%	488,749	8.4%	455,273	12.9%
Customer E	173,514	2.7%	259,121	4.5%	374,026	10.6%
Customer F	—	—%	34,960	0.6%	380,343	10.7%
	$3,804,543	60.1%	$3,343,503	57.5%	$2,453,041	69.4%

Details of the customers which accounted for 10% or more of the trade receivables are as follows:

	As of June 30,
	2025	% trade receivables	2024	% trade receivables
Customer A	$382,170	28.9%	$—	—%
Customer B	199,748	15.1%	—	—%
Customer C	150,002	11.4%	—	—%
Customer D	71,196	5.4%	239,702	27.1%
Customer E	57,364	4.3%	122,395	13.9%
Customer F	21,331	1.6%	256,142	29.0%
	$881,811	66.7%	$618,239	70.0%